Expense Example - Fidelity500IndexFund-PRO - Fidelity500IndexFund-PRO - Fidelity 500 Index Fund - Fidelity 500 Index Fund	May 03, 2023 USD ($)
Expense Example:
1 year	$ 2
3 years	5
5 years	8
10 years	$ 19